SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Total		$ 169,834
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Total	[1]	155,093
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Total		14,741
Total	[1]		175,479
Related Party [Member]
Related Party Transaction [Line Items]
Total		169,834
Total			$ 175,479

[1]	Prepayment – related parties and accounts payable – related party are trade in nature, unsecured and non-interest bearing.